Teva Agreement (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014
Teva Agreement [Line Items]
Deferred Revenue, Revenue Recognized	$ 94,000	$ 0	$ 574,000	$ 194,000	$ 194,000